COHEN & CZARNIK LLP
                              641 Lexington Avenue
                                   19th Floor
                            New York, New York 10022
                                 (212) 371-8505



                                                     December 23, 2004

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20001


         Re:    Sonoma College, Inc.
                Registration Statement on Form SB-2/A
                Amendment No. 1
                ---------------
Dear Ladies and Gentlemen:

                On behalf of Sonoma College, Inc. (the "COMPANY"), we are transmitting via EDGAR for filing a copy of the Company's registration statement on Form SB-2/A Amendment No. 1 (including exhibits) relating to the registration under the Securities Act of 1933, as amended, of 6,202,897 shares of the Company's common stock, par value $0.0001 per share.

                Should you have any questions or comments with respect to the enclosure, please do not hesitate to contact the undersigned at (212) 371-8500 or Jan P. Cohen, Esq. at (212) 371-8500.



                                                     Very truly yours,

                                                     /s/ Stephen J. Czarnik

                                                     Stephen J. Czarnik

cc:   Mr. Charles D. Newman